Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-controlling Interests
Salaries and employee benefits	$ 19,941	$ 27,150
Raw materials and consumables	6,953	22,144
Utilities	3,109	5,336
Other costs	2,146	2,456
Changes in inventories	(910)	(362)
Cost of sales	$ 31,239	$ 56,724